Derivative Instruments (Credit Default Swaps Where Protection On Single Name Reference Entities And The Fair Values Is Sold) (Detail) (Credit default swaps, Single Name Reference Entities, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional value	$ 155	$ 155
Assets	1	3
Liabilities	2
AAA | Matures after one year through five years
Derivative [Line Items]
Notional value	5	5
AA | Matures after one year through five years
Derivative [Line Items]
Notional value	6	6
AA | Matures after five years through ten years
Derivative [Line Items]
Notional value	5	5
A | Matures after one year through five years
Derivative [Line Items]
Notional value	37	37
Assets		1
A | Matures after five years through ten years
Derivative [Line Items]
Notional value	10	5
Liabilities	1
BBB | Matures after one year through five years
Derivative [Line Items]
Notional value	68	68
Assets	1	2
BBB | Matures after five years through ten years
Derivative [Line Items]
Notional value	24	29
Liabilities	$ 1